Total Capital and Net Income Per Common Unit - Repurchase of Common Units (Details) - USD ($)	12 Months Ended		24 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2019
Accelerated Share Repurchases [Line Items]
Total cost	$ 25,728,000	$ 3,786,000
Repurchase agreements | Limited Partners | Common Units
Accelerated Share Repurchases [Line Items]
Average price paid per unit (in USD per share)	$ 13.03	$ 11.35	$ 12.79
Common Units | Limited Partners
Accelerated Share Repurchases [Line Items]
Units repurchased (in shares)	1,934,000	327,000
Total cost	$ 25,214,000	$ 3,710,000
Common Units | Repurchase agreements | Limited Partners
Accelerated Share Repurchases [Line Items]
Units repurchased (in shares)	1,934,569	326,780	2,261,349
Total cost	$ 25,214,331	$ 3,710,280	$ 28,924,611